Commitments (Details Narrative) - USD ($)			12 Months Ended
	Mar. 01, 2016	Mar. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	May 31, 2018	Feb. 02, 2018	Nov. 01, 2017	Aug. 01, 2017	May 01, 2016	Aug. 01, 2013
Accounts payable			$ 107,336
Pittsburgh Life Sciences Greenhouse [Member]
Monthly rent	$ 800	$ 750
Rent expense			9,600	9,500
StemCell Systems [Member]
Incurred expenses			219,806	$ 184,517
Consulting Agreement [Member]
Consulting fees in consideration of the services									$ 6,800	$ 5,000
Corporate Research Agreement [Member]
Exchange price for technologies								$ 171,595
Installment payment for technologies					$ 42,898	$ 42,899	$ 42,899	$ 42,899
Accounts payable			$ 42,899